Employee benefits - Summary of Change in Defined Benefit Obligations for Defined Benefit Provident Fund Plan (Detail) - Defined Benefit Provident Fund Plan [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)
Changes in net defined benefit liability (asset) [abstract]
Service cost	$ 17.7	₨ 1,339.9
Interest expense	(0.8)	(62.2)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	0.6	45.7
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Beginning of the year	488.2	36,939.2
Service cost	17.7	1,339.9
Employee contributions	40.6	3,073.4
Acquisitions (credit) / cost	(18.5)	(1,403.0)
Interest expense	41.3	3,125.4
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	0.6	45.7
Benefits paid	(31.1)	(2,356.8)
End of the year	$ 538.8	₨ 40,763.8